Note 27 - Financial Expenses - Schedule of Financial Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Financial income		$ 5,584	$ 3,360
Interest on loans and export prepayment (1)	[1]	(28,724)	(15,245)
Contractual penalty fee (2)	[2]	(6,978)	0
Foreign exchange on tax/fees		(5,332)	(2,472)
Interest and late payment penalties on taxes		(1,699)	(1,945)
Accretion of leases		(511)	(456)
Accretion of asset retirement obligation		(213)	(731)
Other expenses		(997)	(696)
Finance costs		(38,870)	(18,185)
Foreign exchange variation on net assets (3)	[3]	(45,306)	8,292
Finance income (cost)		$ (84,176)	$ (9,893)

[1]	Interest on loans and export prepayment expenses, included $8,858 related to export prepayment agreements, $2,571 to financing agreements with BDMG and $17,295 to long-term export prepayment agreements.
[2]	Penalty for non-compliance with certain contractual clauses under the Export Prepayment Agreement – Long term (none for the year ended December 31, 2023).
[3]	The Brazilian real depreciated by 28% against the U.S. dollar in 2024. This variation primarily affects provisions and does not significantly impact cash flow. As an exporting company with U.S. dollar-denominated revenues, the foreign exchange impact is generally offset by an increase in revenues.